Offerings - Offering: 1	Oct. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	3,381,000
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 60,858,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,294.65
Offering Note	(a) Represents 3,381,000 additional shares of common stock being registered, including 441,000 additional shares that the underwriters have the option to purchase. Does not include the shares that were previously registered on the Registration Statement on Form S-1 (File No. 333-299300), as amended (the "Prior Registration Statement"). (b) Proposed Maximum Offering Price Per Unit based on the initial public offering price. (c) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). The Registrant previously registered 16,905,000 shares of its common stock with a proposed maximum aggregate offering price of $304,290,000 on the Prior Registration Statement, which was declared effective by the Securities and Exchange Commission on October 22, 2026. In accordance with Rule 462(b) under the Securities Act, an additional 3,381,000 shares of common stock having a proposed maximum aggregate offering price of $60,858,000 are hereby registered, which includes the additional shares that the underwriters have the option to purchase.